BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands											12 Months Ended
	Sep. 16, 2019	Aug. 12, 2019	May 01, 2019	Oct. 22, 2018	Jul. 31, 2018	Jun. 01, 2018	Apr. 09, 2018	Apr. 03, 2018	Jan. 23, 2018	Jan. 15, 2018	Dec. 28, 2019
Business Acquisition
Aggregate acquisitions' revenue											$ 70,300
Aggregate acquisitions' operating profit											$ 4,100
Pallet USA | North
Business Acquisition
Purchase Price	$ 12,422
Percentage of assets purchased (as a percent)	100.00%
Intangible Assets	$ 7,464
Net Tangible Assets	4,958
Acquired entity, prior year sales	$ 18
Northwest | West
Business Acquisition
Purchase Price		$ 17,809
Percentage of assets purchased (as a percent)		100.00%
Intangible Assets		$ 8,089
Net Tangible Assets		9,720
Acquired entity, prior year sales		$ 14
Wolverine | North
Business Acquisition
Purchase Price			$ 7,168
Percentage of assets purchased (as a percent)			100.00%
Intangible Assets			$ 6,180
Net Tangible Assets			988
Acquired entity, prior year sales			$ 5
Pak-Rite | North
Business Acquisition
Purchase Price				$ 15,115
Percentage of assets purchased (as a percent)				100.00%
Intangible Assets				$ 8,592
Net Tangible Assets				6,523
Acquired entity, prior year sales				$ 15
Pallet Place | West
Business Acquisition
Purchase Price					$ 1,016
Percentage of assets purchased (as a percent)					100.00%
Intangible Assets					$ 250
Net Tangible Assets					766
Acquired entity, prior year sales					$ 5
North American Container Corporation | South
Business Acquisition
Purchase Price						$ 25,866
Percentage of assets purchased (as a percent)						100.00%
Intangible Assets						$ 9,496
Net Tangible Assets						16,370
Acquired entity, prior year sales						$ 71
Fontana Wood Products | West
Business Acquisition
Purchase Price							$ 3,890
Percentage of assets purchased (as a percent)							100.00%
Intangible Assets							$ 2,235
Net Tangible Assets							1,655
Acquired entity, prior year sales							$ 12
Expert Packaging | All Other
Business Acquisition
Purchase Price								$ 1,347
Percentage of assets purchased (as a percent)								100.00%
Intangible Assets								$ 1,287
Net Tangible Assets								60
Acquired entity, prior year sales								$ 3,600
Spinner Wood Products, LLC | West
Business Acquisition
Purchase Price									$ 2,942
Percentage of assets purchased (as a percent)									100.00%
Intangible Assets									$ 850
Net Tangible Assets									2,092
Acquired entity, prior year sales									$ 8
Great Northern Lumber, LLC | North
Business Acquisition
Purchase Price										$ 5,784
Percentage of assets purchased (as a percent)										100.00%
Intangible Assets										$ 50
Net Tangible Assets										5,734
Acquired entity, prior year sales										$ 25